OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund
(the “Fund”)

Supplement dated June 24, 2021 to the
Prospectus dated March 1, 2021

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2021.

Important Notice Regarding Sub-Advisers and Portfolio Managers

Effective June 30, 2021, Harding Loevner LP (“Harding Loevner”) will no longer serve as a sub-adviser for its portion of the Fund’s portfolio. Accordingly, all references and information with regard to Harding Loevner, including Harding Loevner’s portfolio managers, are deleted as of June 30, 2021.

In addition, at a meeting held on June 7, 2021, the Board of the Corporation approved the appointment of Baillie Gifford Overseas Limited (“Baillie Gifford”) as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph is added after the last paragraph under the section entitled “Old Westbury Large Cap Strategies Fund–Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 10:

Baillie Gifford Overseas Limited (“Baillie Gifford”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Baillie Gifford’s portion of the Fund is managed by Michael Gush, Sophie Earnshaw and Roderick Snell. Messrs. Gush and Snell and Ms. Earnshaw have been portfolio managers of Baillie Gifford’s portion of the Fund since June 24, 2021.

•	The following paragraph replaces the sixth paragraph under the section entitled “WHO MANAGES THE FUNDS? – Sub-Advisers” beginning on page 59:

Baillie Gifford Overseas Limited (“Baillie Gifford”), located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is responsible for the day-to-day management of a portion of the Small & Mid Cap Strategies Fund’s and Large Cap Strategies Fund’s portfolios subject to the oversight of the Adviser. As of March 31, 2021, Baillie Gifford’s assets under management totaled approximately $446.9 billion. Baillie Gifford’s fee is based on the assets that Baillie Gifford is responsible for managing. The fee Baillie Gifford receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

•	The following paragraph is added as the last paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Large Cap Strategies Fund” beginning on page 61:

Mr. Michael Gush is a named manager for Baillie Gifford’s Emerging Markets Fund, China Equity strategy, and Emerging Markets Small Cap strategy. He has also been a member of the firm’s Global Stewardship strategy since its inception in 2015. Mr. Gush joined Baillie Gifford in 2003 and before moving to the firm’s Emerging Markets Equity Team in 2005, he worked on Baillie Gifford’s UK and Japanese Equity Teams. He became a Partner of Baillie Gifford in 2020. He graduated with a MEng degree from the University of Durham in 2003.

Ms. Sophie Earnshaw joined Baillie Gifford in 2010 and is an Investment Manager on the firm’s Emerging Markets and China A-share Teams. She has also been Co-Manager of Baillie Gifford’s China Equity strategy and a member of the International All Cap Portfolio Construction Group since 2014. Ms. Earnshaw graduated MA in English Literature from the University of Edinburgh in 2008 and MPhil in Eighteenth Century and Romantic Literature from the University of Cambridge in 2009.

Mr. Roderick Snell joined Baillie Gifford in 2006 and is an Investment Manager on the firm’s Emerging Markets Equity Team. Since March 2020, he has also been Co-Manager of the firm’s China Equity strategy. Mr. Snell has managed the Baillie Gifford Pacific Fund since 2010 and has been Deputy Manager of Pacific Horizon Investment Trust since 2013. He spent time on Baillie Gifford’s UK and European Equity teams prior to joining the firm’s Emerging Markets Equity Team in 2008. Mr. Snell graduated BSc (Hons) in Medical Biology from the University of Edinburgh in 2006.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF_A21-SUPP0621	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund
(the “Fund”)

Supplement dated June 24, 2021 to the
Statement of Additional Information dated March 1, 2021

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2021.

Important Notice Regarding Sub-Advisers and Portfolio Managers

Effective June 30, 2021, Harding Loevner LP (“Harding Loevner”) will no longer serve as a sub-adviser for its portion of the Fund’s portfolio. Accordingly, all references and information with regard to Harding Loevner, including Harding Loevner’s portfolio managers, are deleted as of June 30, 2021.

In addition, at a meeting held on June 7, 2021, the Board of the Corporation approved the appointment of Baillie Gifford Overseas Limited (“Baillie Gifford”) as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph replaces the tenth paragraph of the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 44:

The Adviser has also retained Baillie Gifford Overseas Limited (“Baillie Gifford”) as a sub-adviser to the Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund pursuant to sub-advisory agreements between the Adviser and Baillie Gifford, agreed to and accepted by the Corporation (the “Baillie Gifford Sub-Advisory Contracts”). Pursuant to the Baillie Gifford Sub-Advisory Contracts, Baillie Gifford will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund, respectively, and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the Baillie Gifford Sub-Advisory Contracts, the Adviser pays Baillie Gifford from the advisory fees it receives from the Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund. Baillie Gifford & Co, a Scottish partnership wholly owned by 47 partners who are responsible for all areas of the firm, heads the group structure. As a private partnership, each of the partners is jointly and severally liable for the obligations of the firm and this liability is unlimited. The partnership has five 100% owned subsidiaries. All five are private limited companies registered in Scotland. It also has three indirectly owned 100% subsidiaries through Baillie Gifford and one indirectly owned 100% subsidiary through Baillie Gifford Services Limited as well as one joint venture through Baillie Gifford.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 45 is modified by adding the following under “Large Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Baillie Gifford*
Michael Gush	3	$6,670,000,000	11	$5,866,000,000	17	$9,634,000,000
Sophie Earnshaw	7	$6,247,000,000	10	$4,216,000,000	45	$27,038,000,000
Roderick Snell	12	$5,552,000,000	22	$30,223,000,000	64	$55,279,000,000

* Information provided as of March 31, 2021

o	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” beginning on page 47 is modified by adding the following under “Large Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Baillie Gifford*
Michael Gush	1	$225,000,000	1	$99,000,000	1	$823,000,000
Sophie Earnshaw	0	$0	0	$0	3	$5,179,000,000
Roderick Snell	1	$4,071,000,000	2	$197,000,000	6	$18,229,000,000

* Information provided as of March 31, 2021

o	The table under the heading “Ownership of Securities” beginning on page 49 is modified by adding the following under “Ballie Gifford”:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Michael Gush*	None	None	None	None	None	None	None	None
Sophie Earnshaw*	None	None	None	None	None	None	None	None
Roderick Snell*	None	None	None	None	None	None	None	None

* Information is as of March 31, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE